SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Summary of the Company's segment net sales, gross profit and segment margin
	Years ended December 31,
Net Sales by Segment	2015	% of net sales	2014	% of net sales	2013	% of net sales
	(in thousands, except percentages)
Equipment	$87,361	75%	$105,988	82%	$141,138	86%
Services—Equipment Based Services	29,742	25%	23,432	18%	23,301	14%
—Operational Support Services	—	0%	—	0%	—	0%
Total Sales	$117,103	100%	$129,420	100%	$164,439	100%

	Years ended December 31,
Gross profit/(loss) by Segment	2015	Gross profit %	2014	Gross profit %	2013	Gross profit %
	(in thousands, except percentages)
Equipment	$21,470	25%	$21,000	20%	$41,250	29%
Services—Equipment Based Services	6,398	22%	1,128	5%	(1,030)	(4)%
—Operational Support Services.	—	0%	—	0%	—	0%
Total Gross profit	$27,868	24%	$22,128	17%	$40,220	24%

	Years ended December 31,
Segment Margin and Operating Loss	2015	2014	2013
	(in thousands)
Equipment	$12,097	$6,583	$24,047
Services—Equipment Based Services	6,399	1,105	(1,037)
—Operational Support Services	—	(22)	(2,112)
Total segment margin	18,496	7,666	20,898
General and Corporate	(23,485)	(21,739)	(34,131)
Operating Loss	$(4,989)	$(14,073)	$(13,233)

Schedule of sales data by geographical area
	Years Ended December 31,
	2015	% of net sales	2014	% of net sales	2013	% of net sales
	(in thousands, except percentages)
Net Sales by Region
China	$9,490	8%	$15,465	12%	$6,945	4%
Japan	57,483	49%	58,999	46%	93,203	57%
India	34,836	30%	37,424	29%	26,595	16%
Taiwan	7,904	7%	6,706	5%	13,332	8%
Other	7,390	6%	10,826	8%	24,364	15%
Total	$117,103	100%	$129,420	100%	$164,439	100%

Schedule of long-lived assets, consisting of property, plant and equipment, by geographical area
	December 31,
	2015	2014
	(in thousands)
China	$1,100	$1,988
Other	410	1,049
Total long-lived assets	$1,510	$3,037